UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2011

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 126.36%
Automobiles & Components - 1.12%
Federal Mogul Corp. (a)	7,890	140,126
Harley Davidson, Inc.	11,690	451,936
		592,062
Banks - 1.60%
Bancorpsouth, Inc.	37,520	423,601
Regions Financial Corp.	93,250	423,355
		846,956
Capital Goods - 5.31%
Alliant Techsystems, Inc.	2,680	170,100
Colfax Corp. (a)	8,550	214,434
Curtiss Wright Corp.	6,910	212,759
General Cable Corp. (a)	7,130	214,970
General Dynamics Corp.	11,530	738,842
Heico Corp New	3,800	207,176
Huntington Ingalls Inds, Inc. (a)	6,800	203,592
Joy Global, Inc.	3,340	278,723
Moog, Inc. (a)	5,290	210,965
Parker Hannifin Corp.	4,940	362,744
		2,814,305
Chemical Manufacturing - 3.13%
CF Industries Holdings, Inc.	2,316	423,411
Eli Lilly & Co.	16,580	621,916
Pfizer, Inc.	32,321	613,452
		1,658,779
Commercial & Professional Services - 2.94%
FTI Consulting, Inc. (a)	4,540	165,165
Iron Mtn, Inc.	22,140	720,436
Manpower, Inc.	8,930	359,700
RR Donnelley & Sons Co.	20,490	312,473
		1,557,774
Computer and Electronic Product Manufacturing - 6.30%
Apple, Inc. (a)	5,250	2,020,358
Arris Group, Inc. (a)	27,520	300,518
Fossil, Inc. (a)	4,846	468,172
L-3 Communications Holdings, Inc.	3,350	227,197
Marvell Technology Group Ltd. (a)	24,560	322,964
		3,339,209
Consumer Durables & Apparel - 0.68%
Tempur-Pedic International, Inc. (a)	6,210	361,670
Consumer Services - 2.53%
ITT Educational Services, Inc. (a)	6,060	437,290
Penn Natl Gaming, Inc. (a)	11,530	459,009
Weight Watchers International, Inc.	7,310	442,401
		1,338,700
Credit Intermediation & Related Activities - 0.79%
MB Financial, Inc.	25,680	418,584
Credit Intermediation and Related Activities - 3.45%
M&T Bank Corp.	5,850	445,009
Ocwen Financial Corp. (a)	31,220	430,836
SVB Financial Group (a)	11,200	516,096
Wells Fargo & Co.	16,678	435,296
		1,827,237
Diversified Financials - 1.36%
Cboe Hldgs, Inc.	14,860	375,215
Greenhill & Co, Inc.	4,780	169,833
PHH Corp. (a)	9,250	175,473
		720,521
Educational Services - 0.86%
Bridgepoint Education, Inc. (a)	20,670	456,394
Energy - 1.76%
Amyris, Inc. (a)	5,360	107,575
Cabot Oil & Gas Corp.	1,850	140,341
CVR Energy, Inc. (a)	4,770	135,802
Delek Us Hldgs, Inc.	7,810	115,666
Golar LNG Ltd	6,010	198,270
Helix Energy Solutions Grp Inc Com (a)	6,490	109,616
Hollyfrontier Corp.	1,770	127,015
		934,285
Food Services and Drinking Places - 0.82%
Brinker International, Inc.	19,330	436,471
Food, Beverage & Tobacco - 3.41%
Campbell Soup Co.	14,150	450,960
Conagra Foods, Inc.	18,380	448,840
Smithfield Foods, Inc. (a)	20,600	451,552
Universal Corp.	11,220	456,654
		1,808,006
Funds, Trusts, and Other Financial Vehicles - 1.13%
Wellcare Health Plans, Inc. (a)	13,060	598,540
General Merchandise Stores - 1.41%
Wal-Mart Stores, Inc.	14,026	746,323
Health and Personal Care Stores - 1.31%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,900	584,892
Walgreen Co.	3,100	109,151
		694,043
Health Care Equipment & Services - 5.68%
Aetna Inc New	15,680	627,671
Arthrocare Corp. (a)	17,910	580,821
Community Health Systems, Inc. (a)	29,745	605,608
Molina Healthcare, Inc. (a)	30,245	581,611
Universal Amern Spin Corp. (a)	56,040	615,880
		3,011,591
Hospitals - 1.11%
Tenet Healthcare Corp. (a)	110,890	585,499
Household & Personal Products - 1.36%
Elizabeth Arden, Inc. (a)	11,540	371,819
Herbalife Ltd	6,220	347,076
		718,895
Insurance - 2.52%
Aflac, Inc.	18,970	715,549
CNO Financial Group, Inc. (a)	32,110	206,467
Endurance Specialty Hldgs Ltd Shs	3,800	137,408
Fbl Finl Group, Inc.	3,910	114,055
Symetra Financial Corp	15,270	163,694
		1,337,173
Insurance Carriers & Related Activities - 0.25%
Protective Life Corp.	7,100	134,829
Insurance Carriers and Related Activities - 1.86%
Prudential Financial, Inc.	19,650	986,626
Leather and Allied Product Manufacturing - 0.35%
CROCS, Inc. (a)	6,790	185,774
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.46%
Acacia Research Corp. (a)	5,610	245,157
Machinery Manufacturing - 5.38%
Coinstar, Inc. (a)	10,670	486,445
General Electric Co.	127,925	2,086,457
ITT Corp.	5,900	279,306
		2,852,208
Materials - 5.90%
Graphic Packaging Holding Co. (a)	109,410	460,616
Greif, Inc.	8,660	483,748
Huntsman Corp.	34,650	454,261
Lyondellbasell Industries N V Shs - A -	11,730	406,445
Newmarket Corp.	2,470	414,170
Sealed Air Corp New	25,400	467,868
Steel Dynamics, Inc.	34,310	436,766
		3,123,874
Media - 2.19%
Cablevision Sys Corp.	5,120	92,467
Comcast Corp.	49,530	1,065,390
		1,157,857
Merchant Wholesalers, Nondurable Goods - 2.38%
AmerisourceBergen Corp.	14,660	580,243
Cardinal Health, Inc.	16,050	682,125
		1,262,368
Mining (except Oil and Gas) - 0.87%
Molycorp, Inc. (a)	8,110	458,377
Miscellaneous Store Retailers - 1.45%
PetSmart, Inc.	18,270	770,629
Motion Picture and Sound Recording Industries - 3.71%
NetFlix, Inc. (a)	8,356	1,963,744
Oil and Gas Extraction - 0.25%
Rosetta Resources, Inc. (a)	2,890	132,795
Other Information Services - 0.59%
Yahoo!, Inc. (a)	23,102	314,303
Petroleum and Coal Products Manufacturing - 4.05%
Chevron Corp.	6,040	597,416
ConocoPhillips	5,170	351,922
Exxon Mobil Corp.	14,650	1,084,686
Western Refining, Inc. (a)	6,276	109,454
		2,143,478
Pharmaceuticals, Biotechnology & Life Sciences - 6.56%
Alkermes, Inc. (a)	39,960	692,906
Forest Labs, Inc. (a)	19,230	658,435
Jazz Pharmaceuticals, Inc. (a)	17,750	761,297
Pdl Biopharma, Inc.	109,660	670,023
United Therapeutics Corp Del Com (a)	16,010	690,832
		3,473,493
Primary Metal Manufacturing - 0.76%
Nucor Corp.	11,159	402,617
Professional, Scientific, and Technical Services - 5.23%
Accretive Health, Inc. (a)	22,640	607,657
CACI International, Inc. (a)	3,460	190,508
Factset Research Systems, Inc.	3,020	265,458
Itron, Inc. (a)	6,790	270,378
Moody's Corp.	39,880	1,229,500
URS Corp. (a)	5,980	209,719
		2,773,220
Publishing Industries (except Internet) - 5.37%
Microsoft Corp.	78,770	2,095,282
News Corp.	43,350	748,654
		2,843,936
Rail Transportation - 0.43%
CSX Corp.	10,340	226,860
Real Estate - 0.74%
Forest City Enterprises, Inc. (a)	9,450	125,590
Howard Hughes Corp. (a)	2,540	137,389
Rlj Lodging Tr	9,700	128,622
		391,601
Retailing - 2.75%
Buckle, Inc.	6,400	252,160
Mens Wearhouse, Inc.	9,810	283,607
Sally Beauty Holdings, Inc. (a)	29,830	504,127
Select Comfort Corp. (a)	10,670	169,440
Vitamin Shoppe, Inc. (a)	5,550	245,865
		1,455,199
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.96%
American Capital Ltd. (a)	60,161	524,002
SEI Investments Co.	29,950	512,445
		1,036,447
Semiconductors & Semiconductor Equipment - 3.30%
Amkor Technology, Inc. (a)	77,030	335,080
Intel Corp.	20,970	422,126
Intersil Corp.	29,090	326,681
Maxim Integrated Prods, Inc.	13,990	322,470
Omnivision Technologies, Inc. (a)	18,730	344,632
		1,750,989
Software & Services - 6.52%
Computer Sciences Corp.	8,650	265,209
Fleetcor Technologies, Inc. (a)	6,250	177,563
Global Pmts, Inc.	4,180	191,569
Google, Inc. (a)	3,810	2,061,058
InterActiveCorp (a)	4,840	191,325
Valueclick, Inc. (a)	12,140	185,742
VistaPrint NV (a)	5,780	170,105
Vmware, Inc. (a)	2,230	210,423
		3,452,994
Support Activities for Agriculture and Forestry - 0.75%
Fresh Del Monte Produce, Inc.	16,520	398,793
Technology Hardware & Equipment - 2.63%
Dell, Inc. (a)	32,227	479,054
F5 Networks, Inc. (a)	3,800	310,156
Finisar Corp. (a)	16,530	305,144
Tech Data Corp. (a)	6,330	298,016
		1,392,370
Telecommunication Services - 0.22%
United States Cellular Corp. (a)	2,650	114,586
Telecommunications - 1.16%
AT&T, Inc.	16,968	483,249
DISH Network Corp. (a)	5,279	131,236
		614,485
Transportation - 0.93%
Ryder Sys, Inc.	5,280	248,582
Union Pac Corp.	2,640	243,329
		491,911
Transportation Equipment Manufacturing - 2.16%
Lockheed Martin Corp.	10,690	793,091
Polaris Industries, Inc.	3,199	351,474
		1,144,565
Truck Transportation - 0.45%
Werner Enterprises, Inc.	10,150	236,292
Utilities - 4.17%
Atmos Energy Corp.	9,850	330,369
CMS Energy Corp.	14,840	292,348
Edison International	9,390	349,214
Laclede Group, Inc.	8,300	329,510
Nrg Energy, Inc. (a)	12,785	299,680
PNM Resources, Inc.	21,430	320,593
Public Service Enterprise Group, Inc.	8,390	286,351
		2,208,065
TOTAL COMMON STOCKS (Cost $67,310,077)		$66,943,459

REAL ESTATE INVESTMENT TRUSTS - 3.81%
American Campus Communities, Inc.	3,590	$140,046
Digital Realty Trust, Inc.	4,040	241,390
Extra Space Storage, Inc.	6,340	136,310
Taubman Centers, Inc.	2,290	131,973
Simon Ppty Group Inc New	9,310	1,093,925
Sun Communities, Inc.	3,550	136,817
U Store It Tr	12,690	136,291
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,942,588)		$2,016,752

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.99%
Money Market Funds - 1.99%
AIM STIT-STIC Prime Portfolio
	$1,054,670	$1,054,670
TOTAL SHORT TERM INVESTMENTS (Cost $1,054,670)		$1,054,670
Total Investments (Cost $70,307,335) - 132.16%		$70,014,881
Liabilities in Excess of Other Assets - (32.16)%		(17,037,373)
TOTAL NET ASSETS - 100.00%		$52,977,508

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

*	All or a portion of these securities are pledged as collateral for short positions.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

Cost of investments	$70,307,335
Gross unrealized appreciation	$3,237,765
Gross unrealized depreciation	(3,205,320)
Net unrealized appreciation	$32,446

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks #	$66,943,459	$-	$-	$66,943,459
REITS	2,016,752	-	-	2,016,752
Total Equity	$68,960,211	$-	$-	$68,960,211

Short-Term Investments	$1,054,670	$-	$-	$1,054,670

Total Investments in Securities	$70,014,881	$-	$-	$70,014,881

Securities Sold Short	$16,455,740	$-	$-	$16,455,740

There were no transfers into and out of Level 1 and 2 securities during the period ended August 31, 2011.
The Fund held no Level 3 securities during the period.
# For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Convergence Core Plus Fund
Schedule of Securities Sold Short
August 31, 2011 (Unaudited)

	Shares	Value
AK Steel Holding Corp.	21,930	$197,151
Allied Nevada Gold Corp.	4,954	205,740
Allscript-Misys Healthcare Solutions, Inc.	12,210	219,231
Alpha Natural Resources, Inc.	5,900	195,113
American Capital Agency Corp.	6,980	199,000
American International Group, Inc.	7,750	196,307
Amr Corp.	65,640	237,617
Archer Daniels Midland Co.	6,770	192,810
Ariad Pharmaceuticals, Inc.	19,780	194,635
Armstrong World Inds Inc New Com	4,960	199,739
Assured Guaranty Ltd	15,770	212,737
Avon Products, Inc.	9,050	204,168
Black Hills Corp.	6,540	200,124
Cabelas, Inc.	8,326	195,245
Cavium, Inc.	6,190	199,256
Century Alum Co.	16,810	204,578
Chemtura Corp.	14,110	186,816
Cirrus Logic, Inc.	13,130	199,313
CIT Group, Inc.	5,607	193,834
Clean Harbors, Inc.	3,620	195,009
Collective Brands, Inc.	14,940	201,541
Concur Technologies, Inc.	4,880	204,082
Cypress Sharpridge Investments, Inc.	13,904	185,618
D R Horton, Inc.	19,220	202,194
Dendreon Corp.	16,290	200,041
Dominion Resources, Inc.	4,070	198,372
Dr Pepper Snapple Group, Inc.	5,270	202,790
Dreamworks Animation Skg Inc Cl A	9,420	198,950
Eastman Kodak Co.	65,640	208,735
Erie Indeminity Co.	2,700	198,531
Gaylord Entmt Co New	7,230	181,762
Gnc Hldgs, Inc.	8,150	197,230
Graftech International Ltd	12,830	201,431
Harris Corp.	5,040	203,364
HeartWare International, Inc.	3,087	193,894
Hudson City Bancorp, Inc.	30,780	191,144
Iberiabank Corp.	4,150	199,781
Incyte Corp. Ltd.	13,030	209,392
Invesco Mortgage Capital, Inc.	9,860	173,930
Knight Capital Group, Inc.	14,800	191,068
Kodiak Oil & Gas Corp.	38,060	228,360
Kosmos Energy Ltd	14,300	198,484
Legg Mason, Inc.	6,751	192,201
Liberty Media Corp New	2,920	201,100
MBIA, Inc.	28,691	222,642
Mcmoran Exploration Co.	14,690	189,060
MetroPCS Communications, Inc.	17,880	199,541
Northern Oil & Gas, Inc.	9,910	202,362
Oasis Petroleum, Inc.	7,500	199,500
Oge Energy Corp.	4,010	200,701
Oshkosh Corp.	10,440	205,877
Pharmasset, Inc.	1,652	216,941
Pinnacle Entmt, Inc.	15,000	205,800
PPL Corp.	7,040	203,315
Pulte Group, Inc.	39,320	188,736
Qlik Technologies, Inc.	6,700	170,046
Qualcomm, Inc.	3,920	201,723
Rambus Inc.	16,177	187,815
Raymond James Financial, Inc.	7,000	196,560
Rent A Ctr Inc New	7,260	204,587
Rpx Corp.	7,810	211,651
Sanderson Farms, Inc.	5,040	197,568
Shaw Group, Inc.	8,220	191,608
Smith A O	5,110	200,772
Spirit Aerosystems Holdings, Inc.	14,150	237,437
Starwood Property Trust, Inc.	11,660	215,710
SUPERVALU, Inc.	26,090	207,937
Take-Two Interactive Software, Inc.	16,330	215,883
Tcf Finl Corp.	19,150	199,926
Teleflex, Inc.	3,550	204,196
Terex Corp.	12,690	204,690
Thor Inds, Inc.	9,220	204,961
Tivo, Inc.	22,550	239,030
Two Harbors Investment Corp.	21,180	202,693
United States Stl Corp New	6,640	199,997
Universal Display Corp.	3,850	188,920
US Airways Group, Inc.	31,810	177,818
USG Corp.	21,830	205,202
Volcano Corporation	5,880	176,106
WebMD Health Corp.	5,410	191,189
Wms Inds, Inc.	8,670	189,179
Wright Express Corp.	4,880	205,643
Total Securities Sold Short (Proceeds $16,780,640)		$16,455,740

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date October 17, 2011

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, Treasurer

Date October 13, 2011

* Print the name and title of each signing officer under his or her signature.